Financial Assets at Fair Value Through Profit or Loss - Summary of Gain (Losses) Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Fair Value Movement transferred to profit and loss	$ (36)	$ (16)	$ (9)
At End of Year	$ (36)	$ (16)	$ 9